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                 [OHIO NATIONAL FINANCIAL SERVICES LETTERHEAD]


                                                     January 3, 1997



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:      File No. 333-10907  Ohio National Variable Account A
         Certification Under Rule 497(j)


Gentlemen:

I, Donald J. Zimmerman, Senior Vice President and Secretary of the Depositor, The Ohio National Life Insurance Company, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most-recent pre-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on December 31, 1996.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this third day of January, 1997.

                                            Sincerely,


                                            s/Donald J. Zimmerman
                                            -----------------------------------
                                            Donald J. Zimmerman
                                            Senior Vice President and Secretary

DJZ/nh